Subsequent Events	12 Months Ended
Mar. 31, 2024
Subsequent Event [Line Items]
Subsequent Events
21. Subsequent Events
Lionsgate Senior Notes Exchange.
On May 8, 2024, an indirect, wholly-owned subsidiary of Lionsgate issued $389.9 million aggregate principal amount of new 5.500% senior notes due 2029 (the “New 5.500% Senior Notes”). The New 5.500% Senior Notes were exchanged by Lionsgate for $389.9 million of the existing 5.500% Senior Notes. The New 5.500% Senior Notes initially bear interest at 5.500% annually and mature April 15, 2029, with the interest rate increasing to 6.000% and the maturity date extending to April 15, 2030 effective upon completion of the separation of the Starz Business from the Studio Business. Lionsgate may redeem the New 5.500% Senior Notes, in whole at any time, or in part from time to time, prior to or on and after the Separation Closing Date, as defined in the indenture to the New 5.500% Senior Notes, at certain specified redemption prices set forth in the indenture to the New 5.500% Senior Notes, plus accrued and unpaid interest, if any, to, but not including, the redemption date.
The Studio Business remains a guarantor under the New 5.500% Senior Notes indenture agreement. Upon completion of the separation of the Starz Business from the Studio Business, the New 5.500% Senior Notes will become obligations of the Studio Business and will be reflected in the Studio Business’s combined financial statements.
Business Combination Agreement.
On May 13, 2024, Lionsgate consummated the Business Combination referred to in Note 1. In connection with the closing of the Business Combination, SEAC II Corp. changed its name to “Lionsgate Studios Corp.” (referred to as “Lionsgate Studios”). Lionsgate Studios continued the existing business operations of the Company. Lionsgate Studios became a separate publicly traded company and its common shares commenced trading on Nasdaq under the symbol “LION” on May 14, 2024.
In connection with the Business Combination, Lionsgate and StudioCo entered into a separation agreement pursuant to which (i) the assets and liabilities of the Lionsgate’s Studio Business (including certain subsidiaries of the Lionsgate engaged in the Studio Business) were separated from the assets and liabilities of Lionsgate’s Starz Business (meaning substantially all of the assets and liabilities constituting the Media Networks segment of Lionsgate, and including certain subsidiaries of Lionsgate engaged in Lionsgate’s Starz Business) and transferred to StudioCo such that StudioCo holds, directly or indirectly, all of the assets and liabilities of the Studio Business, and (ii) all of Lionsgate’s equity interests in StudioCo were transferred to Studio HoldCo.
As a result, approximately 87.8% of the total shares of Lionsgate Studios continue to be held by Lionsgate, while former SEAC public shareholders and founders and common equity financing investors own approximately 12.2% of Lionsgate Studios. In addition to establishing the Studio Business as a standalone publicly-traded entity, the transaction resulted in approximately $330.0 million of gross proceeds to Lionsgate, including $254.3 million in private investments in public equities (“PIPE”) financing, which amount excludes an aggregate of approximately $20.0 million that remains due from a PIPE investor that subscribed for common shares and which shares, are pending issuance subject to receipt of such amount. The net proceeds will be used to pay down amounts outstanding under the Term Loan A and Term Loan B pursuant to the Credit Agreement.
The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, SEAC was treated as the acquired company and the Studio Business was treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of Lionsgate Studios will represent a continuation of the financial statements of the Studio Business, with the Business Combination treated as the equivalent of the Studio Business issuing stock for the historical net assets of SEAC, substantially consisting of cash held in the trust account, accompanied by a recapitalization of the Studio Business. The Studio Business will continue to be a consolidated subsidiary of Lionsgate. See Note 1.